Business combinations	12 Months Ended
Dec. 31, 2024
Business combinations1 [Abstract]
Business combinations
Business combinations
In November 2023, the Group together with Aboitiz Equity Ventures Inc. (AEV) entered into a definitive agreement with The Coca-Cola Company (TCCC) to jointly acquire 100% of Coca-Cola Beverages Philippines, Inc. (CCBPI), a wholly owned subsidiary of TCCC.
The Acquisition was effected through the establishment of a special purpose vehicle, CCEP Aboitiz Beverages Philippines, Inc. (CABPI), which is owned and funded 60% by CCEP and 40% by AEV, commensurate with the effective 60:40 ownership structure of CCBPI.
On 23 February 2024, CABPI acquired 100% of the beneficial ownership of
CCBPI for a total consideration of US$1.68 billion (€1.54 billion), all of which was settled in cash upon completion. CABPI is determined to have economic substance and is identified as the accounting acquirer of CCBPI.
CCBPI is the authorised bottler and distributor of TCCC’s beverage brands in the Philippines. The Acquisition is a further step for the Group to create a more diverse footprint within its existing Australia, Pacific and Indonesia business segment. The transaction is aligned with the Group’s aim of driving sustainable growth through diversification and building scale.
The transaction is being accounted for under IFRS 3 “Business Combinations”, using the acquisition method. The accounting for the Acquisition is complete at the end of the current reporting period. Measurement period adjustments to provisional amounts previously disclosed are immaterial.
The following table details the euro equivalent consideration and the fair values of assets acquired and liabilities assumed:

Total
€ million
Intangible assets	478
Property, plant and equipment	1,084
Investment property	46
Other non-current assets	56
Inventories	228
Amounts receivable from related parties	25
Trade accounts receivable	75
Other current assets	47
Cash and cash equivalents	19
Borrowings, less current portion	(6)
Employee benefit liabilities	(15)
Non-current provisions	(29)
Non-current tax liabilities	(6)
Deferred tax liabilities	(170)
Other non-current liabilities	(21)
Current portion of borrowings	(63)
Current provisions	(29)
Current tax liabilities	(23)
Amounts payable to related parties	(55)
Trade and other payables	(372)
Net identifiable assets acquired	1,269
Non-controlling interest	(2)
Goodwill	276
Fair value of consideration	1,543
Intangible assets include both indefinite lived and finite lived intangible assets. Indefinite lived intangible assets consist of the bottling agreement with TCCC (€440 million), which provides the Company with the exclusive rights to prepare, package, distribute and sell TCCC branded products in the territory in which it operates. Finite lived intangible assets are comprised primarily of customer relationships.
The bottling agreement with TCCC and customer relationships have been valued using a multi-period excess earnings model, whereby the value of a specific intangible asset is estimated from the excess earnings after fair returns on all other assets employed have been deducted from the business’s after-tax operating earnings.
Goodwill of €276 million has been recognised in connection with the Acquisition, representing the excess of consideration transferred over the fair values of the net identifiable assets acquired.
The goodwill is attributable to new growth opportunities, workforce and synergies of the combined business operations, and it is not expected to be deductible for tax purposes.
Property, plant and equipment has been valued using a variety of valuation techniques and considering the highest and best use of each asset. These techniques include capitalisation of comparable net market income, depreciated replacement cost and market approach. Included within property, plant and equipment are right of use assets which have been valued at €8 million. A corresponding lease liability of €11 million is included within Borrowings.
The fair value of acquired trade accounts receivable, net is €75 million. The gross contractual amount related to these receivables is €84 million, of which €9 million is expected to be uncollectable.
From the effective date of the Acquisition, CCBPI contributed revenue of €1.7 billion and profit before tax of €85 million to the Group for the year ended 31 December 2024. If the Acquisition had taken place at the beginning of the year, adjusted comparable revenue and profit before tax for CCEP for the year ended 31 December 2024 would have been €20.7 billion and €2.5 billion, respectively.
Deal and integration costs of €14 million are included in administrative expenses in the consolidated income statement for the year ended 31 December 2024. Cash payments for deal and integration costs are included in operating cash flows in the consolidated statement of cash flows.